Investment Objectives and Goals - Defiance Photonics ETF	Sep. 03, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE PHOTONICS ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Photonics ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA CPO & Photonics Select Index (the “Index”).